CONSOLIDATED STATEMENTS OF CASH FLOWS (PARENTHETICAL) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest paid	$ 39,630	$ 6,918
Income tax paid	2,517	19
Property and equipment acquired through capital leases	57,767	119,283
Warrants issued as loan acquisition costs related to convertible notes payable	$ 91,500